Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Notes to Financial Statements
Change in value of derivative liability	$ (48,413)		$ (1,867,621)	$ 0
Derivative expense	191,844		(1,809,914)	0
Debt Discount, Unamortized	165,629
Derivative liabilities	$ 109,035		$ 77,775	$ 0